Information on staff and remuneration - Employee incentive programs (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) kr / shares	Dec. 31, 2020 EquityInstruments DKK (kr) kr / shares	Dec. 31, 2020 DKK (kr) kr / shares	Dec. 31, 2020 DKK (kr) kr / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2019 EquityInstruments DKK (kr)	Dec. 31, 2018 EquityInstruments DKK (kr) kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 DKK (kr)
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)									P36M
Number of warrants, outstanding at the beginning of the period | EquityInstruments		1,709,912				1,853,359
Number of warrants, outstanding at the end of the period | EquityInstruments		2,019,368				1,709,912			1,853,359
Weighted-average share price at the date of exercise | kr / shares	kr 234.7	kr 234.7	kr 234.7	kr 234.7						kr 160.7
Weighted-average exercise price for expired during the period | kr / shares			101.2				kr 0
Weighted-average exercise price for forfeited during the period | kr / shares			169.2				125.4
Cost price | kr / shares			kr 48.4				kr 41.90		kr 32.80
10 year employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)	10 years
Number of warrants, outstanding at the beginning of the period				0				0
Number of warrants, granted during the period				63,217				0
Number of warrants, forfeited during the period				0				0
Number of warrants, exercised during the period				0				0
Number of warrants, expired during the period				0				0
Number of warrants, outstanding at the end of the period				63,217				0	0
Number of warrants, exercisable at the end of the period	0	0	0	0							0
Warrants, Exercise price | kr / shares	kr 216.8	kr 216.8	kr 216.8	kr 216.8						0.0
Weighted-average remaining contractual life	9 years 6 months				0 years
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)	5 years
Number of warrants, outstanding at the beginning of the period				42,359				218,359
Number of warrants, granted during the period		2,355,495		0				0
Number of warrants, forfeited during the period				0				0
Number of warrants, exercised during the period				(42,359)		(1,798,168)		(176,000)
Number of warrants, expired during the period				0				0
Number of warrants, outstanding at the end of the period				0				42,359	218,359
Number of warrants, exercisable at the end of the period	0	0	0	0	0	0	0	0			42,359
Weighted-average remaining contractual life	0 years				3 months 18 days
2010 employee warrant incentive program | Minimum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	kr 101.2	kr 101.2	kr 101.2	kr 101.2						101.2
2010 employee warrant incentive program | Maximum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	kr 127.1	kr 127.1	kr 127.1	kr 127.1						127.1
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)	5 years
Number of warrants, outstanding at the beginning of the period				1,647,788				1,635,000
Number of warrants, granted during the period		3,419,883		631,288				641,029
Number of warrants, forfeited during the period		(873,079)		(53,747)				(314,266)
Number of warrants, exercised during the period		(2,032,218)		(276,409)				(313,975)
Number of warrants, expired during the period		40,000		(40,000)				0
Number of warrants, outstanding at the end of the period				1,908,920				1,647,788	1,635,000
Number of warrants, exercisable at the end of the period	301,529	301,529	301,529	301,529	1,908,920	1,908,920	1,908,920	1,908,920			300,725
Weighted-average remaining contractual life	4 years 10 months 24 days				2 years 3 months 18 days
2015 employee warrant incentive program | Minimum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	kr 90	kr 90	kr 90	kr 90						90
2015 employee warrant incentive program | Maximum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	224.4	224.4	224.4	224.4						142.5
Employee warrant programs
Disclosure of Information on staff and remuneration
Weighted-average exercise price for outstanding during the period | kr / shares	kr 158.50	kr 158.50	kr 158.50	kr 158.50						kr 124.50
Executive management | 10 year employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period				0
Number of warrants, outstanding at the end of the period				0				0
Executive management | 2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the end of the period				0
Weighted-average remaining contractual life					0 years
Executive management | 2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the end of the period				373,409
Weighted-average remaining contractual life					372171 years